UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

100 PARK AVENUE

25TH FLOOR

NEW YORK, NEW YORK 10017

(Address of principal executive offices)(Zip code)

Eric A. Pinero

100 Park Avenue, 25th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Michael A. Reisner Mark Gatto CION Ares Diversified Credit Fund 100 Park Avenue, 25th Floor New York, New York 10017	Richard Horowitz, Esq. Jonathan Gaines, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record.

Issuer	Ticker	Cusip	Meeting Date	Matters Voted On	Proposed by Issuer or Shareholder?	Registrant Voted?	Vote Submitted	Vote for/against management?
Summit Midstream Partners, LP	SMLP	866142409	05/10/2023	Elections of directors; ratify audit firm; Ratify Named Executive Officers’ Compensation	Issuer	Yes	For all proposals, One Year for pay frequency proposal	For management
Bausch Health Companies Inc.	BHC	071734107	05/16/2023	Elections of directors; Ratify Named Executive Officers’ Compensation; Vote on Say on Pay Frequency; Amend Omnibus Stock Plan; Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Issuer	Yes	For all proposals, One Year for pay frequency proposal	For management
SilverBow Resources, Inc.	SBOW	82836G102	05/16/2023	Elections of directors; Ratify Named Executive Officers’ Compensation; Vote on Say on Pay Frequency; Amend Omnibus Stock Plan; Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration; Vote on Say on Pay Frequency; Ratify BDO USA, LLP as Auditors	Issuer	Yes	For all proposals, One Year for pay frequency proposal	For management
Tutor Perini Corporation	TPC	901109108	05/17/2023	Elections of directors; Ratify Deloitte & Touche LLP as Auditors; Ratify Named Executive Officers’ Compensation; Vote on Say on Pay Frequency	Issuer	Yes	For all proposals, One Year for pay frequency proposal	For management
Antero Resources Corporation	AR	03674X106	06/06/2023	Elections of directors; Ratify KPMG LLP as Auditors; Ratify Named Executive Officers’ Compensation; Amend Certificate of Incorporation to Reflect New Delaware Law Provisions Regarding Officer Exculpation	Issuer	Yes	For all proposals	For management; except to Ratify Named Executive Officers’ Compensation
Chesapeake Energy Corporation	CHK	165167735	06/08/2023	Elections of directors; Ratify Named Executive Officers’ Compensation; Vote on Say on Pay Frequency; Ratify PricewaterhouseCoopers LLP as Auditors	Issuer	Yes	For all proposals, One Year for pay frequency proposal	For management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date:	August 17, 2023